UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

QS

STRATEGIC REAL

RETURN FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Strategic Real Return Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	QS Strategic Real Return Fund

Performance review

For the six months ended March 31, 2021, Class A shares of QS Strategic Real Return Fund, excluding sales charges, returned 14.06%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexi, returned 0.12% for the same period. The Composite Indexii, representing the Fund’s underlying investments, returned 11.78% over the same time frame. The Lipper Flexible Portfolio Funds Category Averageiii returned 16.19% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
QS Strategic Real Return Fund:
Class A	14.06%
Class A2	13.93%
Class C	13.64%
Class I	14.16%
Class IS	14.28%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	0.12%
Composite Index	11.78%
Lipper Flexible Portfolio Funds Category Average	16.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 1.84%, 1.75%, 2.48%, 1.31% and 1.20%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds (“ETFs”)), dividend expense on short sales, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 1.55% for

QS Strategic Real Return Fund	III

Performance review (cont’d)

Class A2 shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.00% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. Equity securities are subject to market and price fluctuations. The Fund is non-diversified, and therefore it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund is subject to the risks of the underlying funds in which it invest. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of any underlying funds, including ETFs. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use leverage, which may increase volatility and possibility of loss. The Fund may invest in REITs, which are closely linked to the performance of the real estate markets. The Fund is subject to the illiquidity, credit and interest rate risks of REITs, as well as risks associated with

IV	QS Strategic Real Return Fund

small- and mid-cap investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (ETNs) and master limited partnerships (MLPs). Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation Protected securities (TIPS).

ii

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index, 20% MSCI All Country World Index, 20% S&P GSCI®, 10% FTSE NAREIT All REITs Index and 10% FTSE 1-Month U.S. Treasury Bill Index. The Composite Index is hedged to 50% exposure to the U.S. dollar, as defined by the U.S. Dollar Index (USDX). The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 50% U.S. dollar, 50% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 95 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Strategic Real Return Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Strategic Real Return Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	14.06%	$1,000.00	$1,140.60	1.31%	$6.99	Class A	5.00%	$1,000.00	$1,018.40	1.31%	$6.59
Class A2	13.93	1,000.00	1,139.30	1.51	8.05	Class A2	5.00	1,000.00	1,017.40	1.51	7.59
Class C	13.64	1,000.00	1,136.40	2.06	10.97	Class C	5.00	1,000.00	1,014.66	2.06	10.35
Class I	14.16	1,000.00	1,141.60	1.06	5.66	Class I	5.00	1,000.00	1,019.65	1.06	5.34
Class IS	14.28	1,000.00	1,142.80	0.96	5.13	Class IS	5.00	1,000.00	1,020.14	0.96	4.84

2	QS Strategic Real Return Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Strategic Real Return Fund 2021 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

March 31, 2021

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 33.5%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	4,217,408	$4,985,614
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,218,360	1,559,871
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,068,560	2,905,231
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	726,150	1,042,770
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,520,374	3,650,655
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	509,362	589,721
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,928,365	5,140,885
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/51	401,892	404,632
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	4,840,200	4,978,178
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,039,868	2,139,699
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	1,579,650	1,680,945
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,545,383	1,675,603
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	1,314,614	1,432,728
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,871,496	2,081,960
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	103,596	118,878
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,626,736	1,761,620
Total U.S. Treasury Inflation Protected Securities (Cost — $33,354,496)				36,148,990
			Shares
Common Stocks — 20.6%
Communication Services — 1.7%
Diversified Telecommunication Services — 0.1%
LG Uplus Corp.			5,634	61,110	(a)
Entertainment — 0.5%
Activision Blizzard Inc.			1,738	161,634
Electronic Arts Inc.			970	131,309
NetEase Inc., ADR			1,430	147,662
Nintendo Co. Ltd.			200	111,949	(a)
Total Entertainment				552,554
Interactive Media & Services — 0.9%
Alphabet Inc., Class A Shares			153	315,565	*
Alphabet Inc., Class C Shares			120	248,236	*
Auto Trader Group PLC			14,233	108,814	*(a)
Baidu Inc., ADR			832	181,002	*
Facebook Inc., Class A Shares			432	127,237	*
Total Interactive Media & Services				980,854

See Notes to Consolidated Financial Statements.

4	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
KDDI Corp.	4,500	$138,272	(a)
MTN Group Ltd.	17,300	101,700	(a)
Total Wireless Telecommunication Services		239,972
Total Communication Services		1,834,490
Consumer Discretionary — 2.9%
Auto Components — 0.2%
Magna International Inc.	2,100	184,951
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd.	4,066	106,467	(a)
Brinker International Inc.	2,278	161,875	*
Jack in the Box Inc.	1,195	131,187
Yum China Holdings Inc.	1,664	98,525
Yum! Brands Inc.	1,142	123,542
Total Hotels, Restaurants & Leisure		621,596
Household Durables — 0.3%
Berkeley Group Holdings PLC	1,630	99,784	(a)
PulteGroup Inc.	2,400	125,856
Sekisui House Ltd.	4,800	103,244	(a)
Total Household Durables		328,884
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd., ADR	200	45,346	*
Amazon.com Inc.	176	544,558	*
eBay Inc.	2,100	128,604
JD.com Inc., ADR	1,450	122,279	*
Total Internet & Direct Marketing Retail		840,787
Specialty Retail — 0.7%
Home Depot Inc.	1,118	341,270
Lowe’s Cos. Inc.	1,669	317,410
TJX Cos. Inc.	2,000	132,300
Total Specialty Retail		790,980
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	300	99,126	*
Pandora A/S	1,738	186,245	(a)
Under Armour Inc., Class A Shares	3,697	81,926	*
Total Textiles, Apparel & Luxury Goods		367,297
Total Consumer Discretionary		3,134,495
Consumer Staples — 1.3%
Beverages — 0.1%
Constellation Brands Inc., Class A Shares	620	141,360

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Strategic Real Return Fund

Security	Shares	Value
Food & Staples Retailing — 0.6%
Alimentation Couche-Tard Inc., Class B Shares	3,000	$96,730
George Weston Ltd.	1,300	115,114
Koninklijke Ahold Delhaize NV	4,390	122,279	(a)
Seven & i Holdings Co. Ltd.	2,500	101,031	(a)
Walmart Inc.	1,403	190,569
Total Food & Staples Retailing		625,723
Food Products — 0.1%
Ingredion Inc.	1,017	91,449
JBS SA	12,900	68,984
Total Food Products		160,433
Household Products — 0.3%
Clorox Co.	518	99,912
Kimberly-Clark de Mexico SAB de CV, Class A Shares	42,500	72,755
Procter & Gamble Co.	1,229	166,443
Total Household Products		339,110
Personal Products — 0.1%
Hengan International Group Co. Ltd.	11,000	72,283	(a)
Tobacco — 0.1%
Swedish Match AB	1,571	122,664	(a)
Total Consumer Staples		1,461,573
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
China Shenhua Energy Co. Ltd., Class H Shares	47,000	97,064	(a)
Lundin Energy AB	4,200	131,985	(a)
Total Energy		229,049
Financials — 3.6%
Banks — 1.6%
Aozora Bank Ltd.	4,300	98,234	(a)
Banco Bilbao Vizcaya Argentaria SA	19,409	101,099	(a)
Bank of America Corp.	6,201	239,917
BNP Paribas SA	2,064	125,409	*(a)
Citigroup Inc.	2,433	177,001
Citizens Financial Group Inc.	4,969	219,381
Comerica Inc.	2,726	195,563
ING Groep NV	7,394	90,739	(a)
JPMorgan Chase & Co.	1,185	180,392
Lloyds Banking Group PLC	189,203	110,780	*(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	129,000	96,463	(a)
Wells Fargo & Co.	4,400	171,908
Total Banks		1,806,886

See Notes to Consolidated Financial Statements.

6	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Capital Markets — 0.3%
Ameriprise Financial Inc.	826	$192,003
CI Financial Corp.	8,000	115,541
Total Capital Markets		307,544
Consumer Finance — 0.6%
Capital One Financial Corp.	1,933	245,936
Discover Financial Services	2,006	190,550
Synchrony Financial	4,482	182,238
Total Consumer Finance		618,724
Insurance — 1.1%
Allianz SE, Registered Shares	909	231,414	(a)
Allstate Corp.	1,970	226,353
Legal & General Group PLC	29,298	112,559	(a)
Manulife Financial Corp.	6,400	137,656
Prudential Financial Inc.	1,139	103,763
Prudential PLC	8,873	188,103	(a)
Swiss Life Holding AG, Registered Shares	331	162,693	(a)
Total Insurance		1,162,541
Total Financials		3,895,695
Health Care — 2.2%
Biotechnology — 0.3%
Biogen Inc.	488	136,518	*
Regeneron Pharmaceuticals Inc.	259	122,543	*
Total Biotechnology		259,061
Health Care Equipment & Supplies — 0.3%
Baxter International Inc.	2,120	178,801
Masimo Corp.	711	163,288	*
Total Health Care Equipment & Supplies		342,089
Health Care Providers & Services — 1.0%
Cardinal Health Inc.	2,000	121,500
Cigna Corp.	589	142,385
Humana Inc.	504	211,302
McKesson Corp.	832	162,273
Molina Healthcare Inc.	500	116,880	*
UnitedHealth Group Inc.	790	293,936
Total Health Care Providers & Services		1,048,276
Health Care Technology — 0.1%
Veeva Systems Inc., Class A Shares	500	130,620	*
Pharmaceuticals — 0.5%
Chugai Pharmaceutical Co. Ltd.	2,800	113,953	(a)
Novo Nordisk A/S, Class B Shares	1,987	134,186	(a)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Strategic Real Return Fund

Security	Shares	Value
Pharmaceuticals — continued
Roche Holding AG	693	$224,005	(a)
Shionogi & Co. Ltd.	1,900	102,487	(a)
Total Pharmaceuticals		574,631
Total Health Care		2,354,677
Industrials — 2.1%
Aerospace & Defense — 0.3%
Lockheed Martin Corp.	342	126,369
Safran SA	1,228	167,169	*(a)
Total Aerospace & Defense		293,538
Building Products — 0.2%
Lennox International Inc.	400	124,636
Masco Corp.	2,000	119,800
Total Building Products		244,436
Electrical Equipment — 0.1%
Rockwell Automation Inc.	544	144,399
Industrial Conglomerates — 0.3%
3M Co.	800	154,144
CITIC Ltd.	65,000	61,636	(a)
LG Corp.	1,281	102,738	(a)
Total Industrial Conglomerates		318,518
Machinery — 0.5%
Cummins Inc.	1,043	270,252
GEA Group AG	2,500	102,466	(a)
Zoomlion Heavy Industry Science and Technology Co. Ltd.,
Class H Shares	102,600	147,131	(a)
Total Machinery		519,849
Professional Services — 0.3%
ManpowerGroup Inc.	1,515	149,834
Wolters Kluwer NV	1,617	140,563	(a)
Total Professional Services		290,397
Road & Rail — 0.1%
Norfolk Southern Corp.	462	124,056
Trading Companies & Distributors — 0.3%
Marubeni Corp.	10,200	85,363	(a)
Mitsubishi Corp.	4,600	130,574	(a)
W.W. Grainger Inc.	332	133,109
Total Trading Companies & Distributors		349,046
Total Industrials		2,284,239

See Notes to Consolidated Financial Statements.

8	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Information Technology — 4.7%
Communications Equipment — 0.2%
Cisco Systems Inc.	4,008	$207,254
IT Services — 0.4%
Adyen NV	47	105,369	*(a)
Mastercard Inc., Class A Shares	500	178,025
PayPal Holdings Inc.	650	157,846	*
Total IT Services		441,240
Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials Inc.	3,001	400,934
ASM International NV	776	227,070	(a)
ASML Holding NV	430	262,274	(a)
KLA Corp.	672	222,029
NVIDIA Corp.	300	160,179
Powertech Technology Inc.	23,000	85,394	(a)
Texas Instruments Inc.	1,587	299,927
United Microelectronics Corp.	144,000	257,207	(a)
Total Semiconductors & Semiconductor Equipment		1,915,014
Software — 1.0%
Check Point Software Technologies Ltd.	924	103,460	*
Citrix Systems Inc.	600	84,216
Fortinet Inc.	600	110,652	*
Microsoft Corp.	3,420	806,334
Total Software		1,104,662
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	8,232	1,005,539
Samsung Electronics Co. Ltd.	5,026	363,033	(a)
Total Technology Hardware, Storage & Peripherals		1,368,572
Total Information Technology		5,036,742
Materials — 0.8%
Chemicals — 0.1%
Huntsman Corp.	3,512	101,251
Construction Materials — 0.1%
LafargeHolcim Ltd., Registered Shares	2,200	129,304	(a)
Metals & Mining — 0.6%
Anglo American Platinum Ltd.	1,016	148,887	(a)
Fortescue Metals Group Ltd.	9,612	146,737	(a)
Kinross Gold Corp.	11,300	75,261

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	9

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Strategic Real Return Fund

Security			Shares	Value
Metals & Mining — continued
POSCO			322	$92,279	(a)
Rio Tinto PLC			1,796	137,397	(a)
Total Metals & Mining				600,561
Total Materials				831,116
Real Estate — 0.7%
Real Estate Management & Development — 0.7%
CapitaLand Ltd.			41,100	115,171	(a)
China Vanke Co. Ltd., Class H Shares			27,200	106,664	(a)
Country Garden Holdings Co. Ltd.			103,000	132,440	(a)
Daito Trust Construction Co. Ltd.			1,300	151,236	(a)
Shimao Group Holdings Ltd.			33,000	103,891	(a)
Sun Hung Kai Properties Ltd.			8,500	128,937	(a)
Total Real Estate				738,339
Utilities — 0.4%
Electric Utilities — 0.2%
Equatorial Energia SA			13,200	57,995
NRG Energy Inc.			3,957	149,298
Tohoku Electric Power Co. Inc.			6,900	65,333	(a)
Total Electric Utilities				272,626
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.			4,600	80,533	(a)
Multi-Utilities — 0.1%
AGL Energy Ltd.			5,545	40,754	(a)
Canadian Utilities Ltd., Class A Shares			3,900	104,707
Total Multi-Utilities				145,461
Total Utilities				498,620
Total Common Stocks (Cost — $14,286,429)				22,299,035
Investments in Underlying Funds — 17.5%
Invesco S&P 500 Pure Value ETF			21,037	1,556,528
Invesco S&P 500 Quality ETF			85,206	3,777,182
iShares Core High Dividend ETF			12,990	1,232,621
Vanguard Mega Cap Value ETF			12,260	1,167,152
Vanguard Real Estate ETF			121,890	11,196,815
Total Investments in Underlying Funds (Cost — $11,524,495)				18,930,298

	Rate	Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 8.3%
U.S. Government Obligations — 8.3%
U.S. Treasury Bills (Cost — $8,998,364)	0.010%	6/17/21	9,000,000	8,999,808	(b)

See Notes to Consolidated Financial Statements.

10	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 2.4%
Energy — 1.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	$4,402
Oil, Gas & Consumable Fuels — 1.2%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	29,018
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	55,740
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	263,284
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	268,346
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	20,000	20,832
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	126,773
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	62,019
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	53,988
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	89,402
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	42,361
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	56,569
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	46,978
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	103,938
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000	101,350
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	30,000	31,098
Total Oil, Gas & Consumable Fuels				1,351,696
Total Energy				1,356,098
Materials — 1.2%
Metals & Mining — 1.0%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	220,678	(c)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000	195,909	(c)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	50,000	68,528
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000	43,350	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	55,174	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	99,073	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	267,331
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	41,340
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	59,559
Total Metals & Mining				1,050,942
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	220,311	(d)
Total Materials				1,271,253
Total Corporate Bonds & Notes (Cost — $2,421,049)				2,627,351

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	11

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 0.6%
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	1,632,657	BRL	$337,327
Canada — 0.3%
Canada Government Real Return Bond	1.500%	12/1/44	167,370	CAD	171,118
Canada Government Real Return Bond	0.500%	12/1/50	127,602	CAD	110,048
Total Canada					281,166
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $733,601)					618,493
Sovereign Bonds — 0.6%
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000		230,138
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000		160,554
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000		205,601	(c)
Total Sovereign Bonds (Cost — $583,671)					596,293
Total Investments before Short-Term Investments (Cost — $71,902,105)					90,220,268

			Shares
Short-Term Investments — 14.2%
Invesco Government & Agency Portfolio, Institutional Class	0.030%		13,260,292		13,260,292
Dreyfus Government Cash Management, Institutional Shares	0.030%		2,049,581		2,049,581
Invesco Treasury Portfolio, Institutional Class	0.010%		37,026		37,026
Total Short-Term Investments (Cost — $15,346,899)					15,346,899
Total Investments — 97.7% (Cost — $87,249,004)					105,567,167
Other Assets in Excess of Liabilities — 2.3%					2,464,201
Total Net Assets — 100.0%					$108,031,368

See Notes to Consolidated Financial Statements.

12	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

BRL	— Brazilian Real

CAD	— Canadian Dollar

ETF	— Exchange-Traded Fund

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Amsterdam Index	2	4/21	$317,092	$327,952	$10,860
Australian 10-Year Bonds	94	6/21	9,855,786	9,861,048	5,262
CAC 40 Euro	2	4/21	141,263	142,272	1,009
Canadian 10-Year Bonds	32	6/21	3,576,092	3,533,572	(42,520)
DAX Index	3	6/21	255,081	264,368	9,287
E-mini S&P 500 Index	1	6/21	196,381	198,370	1,989
FTSE 100 Index	1	6/21	92,329	92,084	(245)
FTSE/MIB Index	1	6/21	139,643	143,034	3,391
IBEX 35 Index	2	4/21	201,608	201,392	(216)
S&P GSCI	178	4/21	21,888,201	20,745,900	(1,142,301)
S&P/TSX 60 Index	1	6/21	175,812	176,828	1,016
SPI 200 Index	1	6/21	127,513	128,478	965
Topix Index	1	6/21	169,903	176,473	6,570
					(1,144,933)
Contracts to Sell:
Euro-Bund	60	6/21	12,083,292	12,051,603	31,689
Japanese 10-Year Bonds	36	6/21	4,906,536	4,907,835	(1,299)
U.S. Treasury 10-Year Notes	7	6/21	931,529	916,563	14,966
U.S. Treasury Long-Term
Bonds	9	6/21	1,428,617	1,391,344	37,273

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	13

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2021

QS Strategic Real Return Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
United Kingdom Long Gilt	2	6/21	$357,412	$351,791	$5,621
					88,250
Net unrealized depreciation on open futures contracts					$(1,056,683)

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	5,640,000	USD	652,409	Bank of New York	4/9/21	$7,005
USD	463,326	CAD	584,000	Bank of New York	4/9/21	(1,395)
USD	3,597,945	NZD	5,175,000	Bank of New York	4/9/21	(16,257)
AUD	1,731,000	USD	1,340,783	Citibank N.A.	4/9/21	(25,919)
AUD	2,893,000	USD	2,254,841	Citibank N.A.	4/9/21	(57,324)
AUD	3,663,000	USD	2,854,989	Citibank N.A.	4/9/21	(72,582)
CAD	6,706,000	USD	5,303,125	Citibank N.A.	4/9/21	33,219
GBP	481,000	USD	667,243	Citibank N.A.	4/9/21	(4,118)
NZD	3,080,000	USD	2,234,962	Citibank N.A.	4/9/21	(83,901)
USD	1,050,977	CAD	1,329,000	Citibank N.A.	4/9/21	(6,583)
USD	963,862	CHF	896,000	Citibank N.A.	4/9/21	15,632
USD	1,801,234	EUR	1,512,000	Citibank N.A.	4/9/21	27,781
USD	5,043,177	NZD	6,950,000	Citibank N.A.	4/9/21	189,321
AUD	6,000	USD	4,547	HSBC Securities Inc.	4/9/21	11
CAD	1,806,000	USD	1,443,573	HSBC Securities Inc.	4/9/21	(6,436)
CHF	1,096,000	USD	1,194,727	HSBC Securities Inc.	4/9/21	(34,839)
EUR	1,655,000	USD	1,993,379	HSBC Securities Inc.	4/9/21	(52,198)
EUR	15,943,000	USD	19,202,679	HSBC Securities Inc.	4/9/21	(502,836)
GBP	1,165,000	USD	1,599,432	HSBC Securities Inc.	4/9/21	6,683
GBP	2,398,000	USD	3,338,582	HSBC Securities Inc.	4/9/21	(32,605)
GBP	2,862,000	USD	3,984,580	HSBC Securities Inc.	4/9/21	(38,914)
JPY	135,500,000	USD	1,241,535	HSBC Securities Inc.	4/9/21	(17,662)
JPY	384,700,000	USD	3,599,427	HSBC Securities Inc.	4/9/21	(124,712)
JPY	486,300,000	USD	4,550,043	HSBC Securities Inc.	4/9/21	(157,649)
MXN	46,830,000	USD	2,257,955	HSBC Securities Inc.	4/9/21	30,923
NZD	1,992,000	USD	1,427,093	HSBC Securities Inc.	4/9/21	(35,887)
SEK	11,860,000	USD	1,408,475	HSBC Securities Inc.	4/9/21	(50,365)
SEK	41,690,000	USD	4,951,040	HSBC Securities Inc.	4/9/21	(177,040)
USD	1,317,906	CHF	1,209,000	HSBC Securities Inc.	4/9/21	38,430
USD	1,204,993	EUR	1,022,000	HSBC Securities Inc.	4/9/21	6,271

See Notes to Consolidated Financial Statements.

14	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,281,156	JPY	465,900,000	HSBC Securities Inc.	4/9/21	$73,020
USD	319,342	NOK	2,730,000	HSBC Securities Inc.	4/9/21	157
USD	603,978	SEK	5,160,000	HSBC Securities Inc.	4/9/21	13,097
USD	911,188	SEK	7,890,000	HSBC Securities Inc.	4/9/21	7,690
NOK	12,990,000	USD	1,525,452	UBS Securities LLC	4/9/21	(6,695)
NOK	19,290,000	USD	2,265,279	UBS Securities LLC	4/9/21	(9,941)
USD	1,352,354	CHF	1,269,000	UBS Securities LLC	4/9/21	9,381
CAD	427,997	USD	341,030	Goldman Sachs Group Inc.	4/19/21	(443)
EUR	12,001	USD	14,211	Goldman Sachs Group Inc.	4/19/21	(132)
USD	54,772	CAD	70,000	Goldman Sachs Group Inc.	4/19/21	(932)
USD	54,772	CAD	70,000	Goldman Sachs Group Inc.	4/19/21	(932)
USD	14,631	EUR	12,001	Goldman Sachs Group Inc.	4/19/21	552
USD	226,936	CAD	287,997	JPMorgan Chase & Co.	4/19/21	(2,243)
Total						$(1,061,367)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krona

USD	— United States Dollar

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	15

Consolidated statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $87,249,004)	$105,567,167
Foreign currency, at value (Cost — $90,486)	76,335
Deposits with brokers for open futures contracts	2,205,544
Receivable for Fund shares sold	1,844,999
Unrealized appreciation on forward foreign currency contracts	459,173
Interest and dividends receivable	187,895
Prepaid expenses	40,712
Total Assets	110,381,825

Liabilities:
Unrealized depreciation on forward foreign currency contracts	1,520,540
Foreign currency collateral received for open futures contracts, at value (Cost—$583,516)	561,691
Payable to broker — net variation margin on open futures contracts	119,652
Investment management fee payable	42,672
Trustees’ fees payable	2,587
Service and/or distribution fees payable	335
Payable for Fund shares repurchased	53
Accrued expenses	102,927
Total Liabilities	2,350,457
Total Net Assets	$108,031,368

Net Assets:
Par value (Note 7)	$91
Paid-in capital in excess of par value	86,674,068
Total distributable earnings (loss)	21,357,209
Total Net Assets	$108,031,368

See Notes to Consolidated Financial Statements.

16	QS Strategic Real Return Fund 2021 Semi-Annual Report

Net Assets:
Class A	$332,180
Class A2	$1,018,075
Class C	$53,887
Class I	$45,039
Class IS	$106,582,187

Shares Outstanding:
Class A	28,256
Class A2	88,572
Class C	4,785
Class I	3,734
Class IS	8,948,035

Net Asset Value:
Class A (and redemption price)	$11.76
Class A2 (and redemption price)	$11.49
Class C*	$11.26
Class I (and redemption price)	$12.06
Class IS (and redemption price)	$11.91

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.48
Class A2 (based on maximum initial sales charge of 5.75%)	$12.19

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	17

Consolidated statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$351,659
Interest	410,816
Less: Foreign taxes withheld	(14,567)
Total Investment Income	747,908

Expenses:
Investment management fee (Note 2)	383,844
Fund accounting fees	58,915
Audit and tax fees	40,544
Registration fees	37,456
Legal fees	13,973
Commodity pool reports	13,467
Custody fees	11,251
Trustees’ fees	6,633
Shareholder reports	4,417
Transfer agent fees (Note 5)	2,868
Service and/or distribution fees (Notes 2 and 5)	1,891
Insurance	1,130
Interest expense	17
Miscellaneous expenses	4,709
Total Expenses	581,115
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(84,862)
Net Expenses	496,253
Net Investment Income	251,655

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,221,167
Futures contracts	6,548,078
Forward foreign currency contracts	939,606
Foreign currency transactions	(24,754)
Net Realized Gain	8,684,097
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	5,765,305
Futures contracts	(1,392,719)
Forward foreign currency contracts	171,781
Foreign currencies	16,931
Change in Net Unrealized Appreciation (Depreciation)	4,561,298
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	13,245,395
Increase in Net Assets From Operations	$13,497,050

See Notes to Consolidated Financial Statements.

18	QS Strategic Real Return Fund 2021 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$251,655	$724,551
Net realized gain (loss)	8,684,097	(3,079,783)
Change in net unrealized appreciation (depreciation)	4,561,298	410,740
Increase (Decrease) in Net Assets From Operations	13,497,050	(1,944,492)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,398,863)	(3,815,822)
Decrease in Net Assets From Distributions to Shareholders	(2,398,863)	(3,815,822)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,104,155	1,744,006
Reinvestment of distributions	2,397,295	3,813,250
Cost of shares repurchased	(2,510,067)	(2,539,952)
Increase in Net Assets From Fund Share Transactions	1,991,383	3,017,304
Increase (Decrease) in Net Assets	13,089,570	(2,743,010)

Net Assets:
Beginning of period	94,941,798	97,684,808
End of period	$108,031,368	$94,941,798

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	19

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.54	$11.15	$12.24	$11.93	$11.63	$11.57

Income (loss) from operations:
Net investment income	0.01	0.05	0.14	0.13	0.05	0.01
Net realized and unrealized gain (loss)	1.47	(0.24)	(0.30)	0.60	0.49	0.48
Total income (loss) from operations	1.48	(0.19)	(0.16)	0.73	0.54	0.49

Less distributions from:
Net investment income	(0.16)	(0.05)	(0.49)	(0.10)	—	—
Net realized gains	(0.10)	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)
Total distributions	(0.26)	(0.42)	(0.93)	(0.42)	(0.24)	(0.43)

Net asset value, end of period	$11.76	$10.54	$11.15	$12.24	$11.93	$11.63
Total return[3]	14.06%	(1.74)%	(0.73)%	6.32%	4.75%	4.41%

Net assets, end of period (000s)	$332	$259	$272	$324	$551	$1,143

Ratios to average net assets:
Gross expenses[4]	1.80%[5]	1.81%	1.68%	1.54%	1.49%[6]	1.47%[6]
Net expenses[4,7,8]	1.31 [5]	1.31	1.32	1.33	1.33 [6]	1.33 [6]
Net investment income	0.17 [5]	0.43	1.27	1.11	0.46	0.07

Portfolio turnover rate	10%	43%	44%	61%	42%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

20	QS Strategic Real Return Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.32		$10.94	$12.05	$11.77	$11.50	$11.47

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	0.02	0.12	0.12	0.04	(0.00) [3]
Net realized and unrealized gain (loss)	1.43		(0.22)	(0.31)	0.58	0.47	0.46
Total income (loss) from operations	1.43		(0.20)	(0.19)	0.70	0.51	0.46

Less distributions from:
Net investment income	(0.16)		(0.05)	(0.48)	(0.10)	—	—
Net realized gains	(0.10)		(0.37)	(0.44)	(0.32)	(0.24)	(0.43)
Total distributions	(0.26)		(0.42)	(0.92)	(0.42)	(0.24)	(0.43)

Net asset value, end of period	$11.49		$10.32	$10.94	$12.05	$11.77	$11.50
Total return[4]	13.93%		(2.00)%	(0.95)%	6.13%	4.54%	4.27%

Net assets, end of period (000s)	$1,018		$965	$1,184	$1,329	$1,381	$1,358

Ratios to average net assets:
Gross expenses[5]	1.68%[6]		1.73%[7]	1.72%[7]	1.65%[7]	1.74%[7]	1.75%[7]
Net expenses[5,8,9]	1.51	[6]	1.51 [7]	1.52 [7]	1.53 [7]	1.53 [7]	1.53 [7]
Net investment income (loss)	(0.05)	[6]	0.21	1.09	0.99	0.36	(0.01)

Portfolio turnover rate	10%		43%	44%	61%	42%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A2 shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	21

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.13	$10.79	$11.82	$11.52	$11.31	$11.35

Income (loss) from operations:
Net investment income (loss)	(0.03)	(0.04)	0.04	0.05	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.40	(0.21)	(0.27)	0.57	0.47	0.46
Total income (loss) from operations	1.37	(0.25)	(0.23)	0.62	0.45	0.39

Less distributions from:
Net investment income	(0.14)	(0.04)	(0.36)	—	—	—
Net realized gains	(0.10)	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)
Total distributions	(0.24)	(0.41)	(0.80)	(0.32)	(0.24)	(0.43)

Net asset value, end of period	$11.26	$10.13	$10.79	$11.82	$11.52	$11.31
Total return[3]	13.64%	(2.54)%	(1.51)%	5.51%	3.98%	3.68%

Net assets, end of period (000s)	$54	$54	$81	$183	$196	$373

Ratios to average net assets:
Gross expenses[4]	2.46%[5]	2.45%	2.42%[6]	2.34%	2.28%[6]	2.28%
Net expenses[4,7,8]	2.06 [5]	2.06	2.07 [6]	2.08	2.08 [6]	2.08
Net investment income (loss)	(0.61) [5]	(0.37)	0.40	0.44	(0.18)	(0.62)

Portfolio turnover rate	10%	43%	44%	61%	42%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

22	QS Strategic Real Return Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.81	$11.40	$12.52	$12.22	$11.87	$11.77

Income (loss) from operations:
Net investment income	0.01	0.06	0.16	0.18	0.11	0.05
Net realized and unrealized gain (loss)	1.51	(0.22)	(0.31)	0.60	0.48	0.48
Total income (loss) from operations	1.52	(0.16)	(0.15)	0.78	0.59	0.53

Less distributions from:
Net investment income	(0.17)	(0.06)	(0.53)	(0.16)	—	—
Net realized gains	(0.10)	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)
Total distributions	(0.27)	(0.43)	(0.97)	(0.48)	(0.24)	(0.43)

Net asset value, end of period	$12.06	$10.81	$11.40	$12.52	$12.22	$11.87
Total return[3]	14.16%	(1.55)%	(0.52)%	6.62%	5.08%	4.68%

Net assets, end of period (000s)	$45	$515	$1,684	$1,854	$1,674	$906

Ratios to average net assets:
Gross expenses[4]	1.37%[5]	1.31%[6]	1.30%[6]	1.18%	1.20%[6]	1.17%[6]
Net expenses[4,7,8]	1.06 [5]	1.06 [6]	1.07 [6]	1.08	1.08 [6]	1.08 [6]
Net investment income	0.26 [5]	0.51	1.41	1.47	0.97	0.47

Portfolio turnover rate	10%	43%	44%	61%	42%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	23

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$10.67	$11.25	$12.36	$12.08	$11.73	$11.62

Income (loss) from operations:
Net investment income	0.03	0.08	0.18	0.19	0.11	0.06
Net realized and unrealized gain (loss)	1.48	(0.23)	(0.31)	0.58	0.48	0.48
Total income (loss) from operations	1.51	(0.15)	(0.13)	0.77	0.59	0.54

Less distributions from:
Net investment income	(0.17)	(0.06)	(0.54)	(0.17)	—	—
Net realized gains	(0.10)	(0.37)	(0.44)	(0.32)	(0.24)	(0.43)
Total distributions	(0.27)	(0.43)	(0.98)	(0.49)	(0.24)	(0.43)

Net asset value, end of period	$11.91	$10.67	$11.25	$12.36	$12.08	$11.73
Total return[3]	14.28%	(1.45)%	(0.35)%	6.62%	5.14%	4.83%

Net assets, end of period (000s)	$106,582	$93,150	$94,463	$102,792	$101,496	$118,083

Ratios to average net assets:
Gross expenses[4]	1.13%[5]	1.17%[6]	1.17%[6]	1.11%[6]	1.08%	1.08%
Net expenses[4,7,8]	0.96 [5]	0.96 [6]	0.97 [6]	0.98 [6]	0.98	0.98
Net investment income	0.50 [5]	0.78	1.65	1.55	0.91	0.55

Portfolio turnover rate	10%	43%	44%	61%	42%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

See Notes to Consolidated Financial Statements.

24	QS Strategic Real Return Fund 2021 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. These financial statements are the consolidated financial statements of the Fund and the Subsidiary. All interfund transactions have been eliminated in consolidation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

QS Strategic Real Return Fund 2021 Semi-Annual Report	25

Notes to consolidated financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	QS Strategic Real Return Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation
Protected Securities	—	$36,148,990	—	$36,148,990
Common Stocks:
Communication Services	$1,312,645	521,845	—	1,834,490
Consumer Discretionary	2,638,755	495,740	—	3,134,495
Consumer Staples	1,043,316	418,257	—	1,461,573
Financials	2,578,202	1,317,493	—	3,895,695
Health Care	1,780,046	574,631	—	2,354,677
Industrials	1,346,599	937,640	—	2,284,239
Information Technology	3,736,395	1,300,347	—	5,036,742
Materials	176,512	654,604	—	831,116
Utilities	312,000	186,620	—	498,620
Other Common Stocks	—	967,388	—	967,388
Investments in Underlying Funds	18,930,298	—	—	18,930,298
U.S. Government & Agency Obligations	—	8,999,808	—	8,999,808
Corporate Bonds & Notes	—	2,627,351	—	2,627,351
Non-U.S. Treasury Inflation Protected Securities	—	618,493	—	618,493
Sovereign Bonds	—	596,293	—	596,293
Total Long-Term Investments	33,854,768	56,365,500	—	90,220,268
Short-Term Investments†	15,346,899	—	—	15,346,899
Total Investments	$49,201,667	$56,365,500	—	$105,567,167

QS Strategic Real Return Fund 2021 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$129,898	—	—	$129,898
Forward Foreign Currency Contracts	—	$459,173	—	459,173
Total Other Financial Instruments	$129,898	$459,173	—	$589,071
Total	$49,331,565	$56,824,673	—	$106,156,238

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$1,186,581	—	—	$1,186,581
Forward Foreign Currency Contracts	—	$1,520,540	—	1,520,540
Total	$1,186,581	$1,520,540	—	$2,707,121

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

28	QS Strategic Real Return Fund 2021 Semi-Annual Report

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to maintain its target exposure to foreign currencies, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

QS Strategic Real Return Fund 2021 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

30	QS Strategic Real Return Fund 2021 Semi-Annual Report

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of March 31, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,520,540. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.

QS Strategic Real Return Fund 2021 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. QS Investors, LLC (“QS Investors”), is the Fund’s adviser and a subadviser. ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are

32	QS Strategic Real Return Fund 2021 Semi-Annual Report

also the Fund’s subadvisers. Western Asset also manages the portion of the Fund’s cash and short-term instruments allocated to it pursuant to a separate subadvisory agreement between LMPFA and Western Asset (“Western Asset Agreement”). LMPFA, QS Investors, ClearBridge, Western Asset, Western Asset London and Western Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). ClearBridge did not manage any portion of the Fund’s assets during the reporting period.

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to QS Investors the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short term instruments allocated to Western Asset. QS Investors is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. QS Investors also provides management for a portion of the Fund’s assets.

LMPFA pays QS Investors for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. The Subsidiary has agreed to reimburse the Fund for the fees paid thereby for the services provided by QS Investors to the Subsidiary. LMPFA pays QS Investors, ClearBridge and Western Asset each a subadvisory fee for their services to the Fund, calculated daily and paid monthly, at annual rates of 0.45%, 0.35% and 0.25% of the average daily net assets managed by each, respectively. For Western Asset’s cash management services to the Fund pursuant to the Western Asset Agreement, LMPFA, not the Fund, pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by LMPFA. Western Asset pays each of Western Asset London and Western Japan a subadvisory fee for their services to the Fund, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by each.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual fund operating expenses did not exceed 1.35%, 1.55%, 2.10%, 1.10% and 1.00% for Class A, Class A2, Class C, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the Fund’s most recent prospectus) of each acquired fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2022, may be terminated prior to that date by agreement of LMPFA and the Board of Trustees, and may be terminated at any

QS Strategic Real Return Fund 2021 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

time after that date by LMPFA. The arrangements, however, may be modified by LMPFA to decrease total annual fund operating expenses at any time.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $84,862.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class I	Class IS
Expires September 30, 2021	$899	$1,691	$496	$1,824	$138,435
Expires September 30, 2022	1,023	2,472	405	4,140	194,718
Expires September 30, 2023	1,263	2,203	264	2,626	188,674
Expires September 30, 2024	708	841	108	737	82,468
Total fee waivers/expense reimbursements subject to recapture	$3,893	$7,207	$1,273	$9,327	$604,295

For the six months ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A2	Class C
Sales charges	$348	—
CDSCs	—	$25

34	QS Strategic Real Return Fund 2021 Semi-Annual Report

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 99% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,295,759	$9,006,612
Sales	3,312,076	4,328,666

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$87,249,004	$18,833,545	$(515,382)	$18,318,163
Futures contracts	—	129,898	(1,186,581)	(1,056,683)
Forward foreign currency contracts	—	459,173	(1,520,540)	(1,061,367)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at March 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	$94,811	—	$35,087	$129,898
Forward foreign currency contracts	—	$459,173	—	459,173
Total	$94,811	$459,173	$35,087	$589,071

QS Strategic Real Return Fund 2021 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$43,819	—	$461	$1,142,301	$1,186,581
Forward foreign currency contracts	—	$1,520,540	—	—	1,520,540
Total	$43,819	$1,520,540	$461	$1,142,301	$2,707,121

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(426,770)	—	$19,234	$6,955,614	$6,548,078
Forward foreign currency contracts	—	$939,606	—	—	939,606
Total	$(426,770)	$939,606	$19,234	$6,955,614	$7,487,684

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$12,190	—	$1,966	$(1,406,875)	$(1,392,719)
Forward foreign currency contracts	—	$171,781	—	—	171,781
Total	$12,190	$171,781	$1,966	$(1,406,875)	$(1,220,938)

During the six months ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$39,619,820
Futures contracts (to sell)	18,526,613
Forward foreign currency contracts (to buy)	76,852,673
Forward foreign currency contracts (to sell)	27,814,903

36	QS Strategic Real Return Fund 2021 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$7,005	$(17,652)	$(10,647)	—	$(10,647)
Citibank N.A.	265,953	(250,427)	15,526	—	15,526
Goldman Sachs Group Inc.	552	(2,439)	(1,887)	—	(1,887)
HSBC Securities Inc.	176,282	(1,231,143)	(1,054,861)	—	(1,054,861)
JPMorgan Chase & Co.	—	(2,243)	(2,243)	—	(2,243)
UBS Securities LLC	9,381	(16,636)	(7,255)	—	(7,255)
Total	$459,173	$(1,520,540)	$(1,061,367)	—	$(1,061,367)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.25%, 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$360	$611
Class A2	1,261	1,526
Class C	270	92
Class I	—	584
Class IS	—	55
Total	$1,891	$2,868

QS Strategic Real Return Fund 2021 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$708
Class A2	841
Class C	108
Class I	737
Class IS	82,468
Total	$84,862

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$3,971	$1,376
Class A2	14,355	5,468
Class C	704	266
Class I	8,545	9,204
Class IS	1,497,432	558,687
Total	$1,525,007	$575,001

Net Realized Gains:
Class A	$2,418	$9,204
Class A2	9,093	39,587
Class C	486	2,706
Class I	4,744	53,928
Class IS	857,115	3,135,396
Total	$873,856	$3,240,821

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

38	QS Strategic Real Return Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,206	$50,015	2,065	$20,272
Shares issued on reinvestment	430	4,821	722	8,008
Shares repurchased	(932)	(10,860)	(2,608)	(28,981)
Net increase (decrease)	3,704	$43,976	179	$(701)

Class A2
Shares sold	4,463	$50,296	8,735	$86,930
Shares issued on reinvestment	2,135	23,448	4,143	45,055
Shares repurchased	(11,490)	(128,906)	(27,707)	(271,483)
Net decrease	(4,892)	$(55,162)	(14,829)	$(139,498)

Class C
Shares sold	—	—	246	$2,500
Shares issued on reinvestment	111	$1,190	277	2,972
Shares repurchased	(610)	(6,506)	(2,738)	(25,801)
Net decrease	(499)	$(5,316)	(2,215)	$(20,329)

Class I
Shares sold	4,206	$48,845	12,257	$123,865
Shares issued on reinvestment	1,154	13,289	5,559	63,132
Shares repurchased	(49,234)	(593,696)	(117,995)	(1,033,687)
Net decrease	(43,874)	$(531,562)	(100,179)	$(846,690)

Class IS
Shares sold	164,048	$1,954,999	135,976	$1,510,439
Shares issued on reinvestment	207,219	2,354,547	329,637	3,694,083
Shares repurchased	(152,477)	(1,770,099)	(134,263)	(1,180,000)
Net increase	218,790	$2,539,447	331,350	$4,024,522

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

QS Strategic Real Return Fund 2021 Semi-Annual Report	39

Notes to consolidated financial statements (unaudited) (cont’d)

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

40	QS Strategic Real Return Fund 2021 Semi-Annual Report

QS

Strategic Real Return Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Investors, LLC

Subadvisers

ClearBridge Investments, LLC QS Investors, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Strategic Real Return Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012787 5/21 SR21-4135

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 19, 2021